Note 8 - Senior Convertible Notes Payable (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 02, 2024
Gain (Loss) on Extinguishment of Debt	$ 74,000	$ 0	$ 52,000	$ 14,520,000		$ 14,437,000	$ 0
Senior Convertible Notes [Member]
Convertible Debt								$ 1,350,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)								$ 324.27
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument Interest Rate Default Percentage								18.00%
Debt Issuance Costs, Net								$ 38,000
Debt Instrument, Unamortized Discount								$ 161,000
Debt Instrument, Interest Rate, Effective Percentage								30.32%
Interest Expense, Debt						200,000
Gain (Loss) on Extinguishment of Debt						100,000
Senior Convertible Notes [Member] | Embedded Derivative Financial Instruments [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability						$ 400,000		$ 500,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net					$ 400,000
Senior Convertible Notes [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)								$ 64.89